Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 1-59 - Templeton Growth VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061